Consolidated Statements of Changes in Equity - CAD ($) $ in Thousands	Total	Shareholders' Capital [Member]	Contributed Surplus [Member]	Accumulated Other Comprehensive Income [Member]	Deficit [Member]
Beginning Balance at Dec. 31, 2021	$ 1,225,555	$ 2,281,444	$ 76,311	$ 134,780	$ (1,266,980)
Net earnings (loss)	(34,293)				(34,293)
Other comprehensive income (loss)	24,934			24,934
Share-based payment reclassification	13,864	14,083	(219)
Share repurchase	(10,010)	(10,010)
Share options exercised	9,833	14,016	(4,183)
Share-based compensation expense	646		646
Ending Balance at Dec. 31, 2022	1,230,529	2,299,533	72,555	159,714	(1,301,273)
Net earnings (loss)	289,244				289,244
Other comprehensive income (loss)	(12,238)			(12,238)
Acquisition share consideration	75,588	75,588
Settlements of Executive Performance and Restricted Share Unit	19,206	19,206
Share repurchase	(29,955)	(29,955)
Redemption of non-management directors share units	757	757
Share-based compensation expense	2,531		2,531
Ending Balance at Dec. 31, 2023	$ 1,575,662	$ 2,365,129	$ 75,086	$ 147,476	$ (1,012,029)